Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities:
Net loss	$ (13,483)	$ (1,848)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	562	454
Net cash used in operating activities	(5,447)	(11,276)
Financing activities:
Net cash provided by financing activities	12,304	0
Net increase in cash and cash equivalents	6,857	(11,276)
Cash and cash equivalents at beginning of period	7,350	16,053
Cash and cash equivalents at end of period	14,207	4,777
Pieris Pharmaceuticals, Inc. [Member]
Operating activities:
Net loss	(11,369)	(19,959)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization (accretion)	(30)	2,102
Right-of-use asset accretion	0	(98)
Stock-based compensation	1,223	2,898
Gain on sale of fixed assets	(225)
Asset impairment	0	14,893
Prepaid rent	1,118	0
Realized investment losses	0	(53)
Other non-cash transactions	864	(129)
Changes in operating assets and liabilities	89	(33,804)
Net cash used in operating activities	(8,330)	(34,150)
Investing activities:
Purchases of property and equipment	0	(184)
Proceeds from maturity of investments	9,000	24,007
Proceeds on sale of fixed assets	2,318	0
Purchases of investments	0	(15,270)
Net cash provided by investing activities	11,318	8,553
Financing activities:
Proceeds from employee stock purchase plan	0	52
Proceeds from issuance of common stock resulting from ATM sales, net of $0.7 million in transaction costs	0	19,729
Net cash provided by financing activities	0	19,781
Effect of exchange rate change on cash and cash equivalents	(1,021)	75
Net increase in cash and cash equivalents	1,967	(5,741)
Cash and cash equivalents at beginning of period	17,396	38,635
Cash and cash equivalents at end of period	19,363	32,894
Supplemental cash flow disclosures:
Net unrealized gain (loss) on investments	$ (1)	$ 74